ACQUISITIONS AND DISPOSALS (Schedule of Gain Realized on Deemed Disposal) (Details) ¥ in Thousands	Apr. 06, 2017 CNY (¥)
ACQUISITIONS AND DISPOSALS
Fair value of retained noncontrolling investment	¥ 151,355
Disposition of net assets	92,501
Gain on disposal of Beijing Century Friendship and BPMC	¥ 58,854